UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

305 Spindrift Drive, Williamsville, NY 14221
(Address of principal executive offices) (Zip code)

Daniel Neiman
305 Spindrift Drive, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 336-0832

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

Advisors Capital Total Return - Equity Fund

TICKER: ACUSX

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the Advisors Capital Total Return - Equity Fund ("Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Advisors Capital Total Return - Equity Fund	$93	1.87%
+	Annualized.
Fund Statistics
Net Assets ($)	$317,562,385
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	14%

What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Other Assets in Excess of Liabilities.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Advisors Capital Small/Mid Cap Fund

TICKER: ACSMX

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the Advisors Capital Small/Mid Cap Fund ("Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Advisors Capital Small/Mid Cap Fund	$89	1.87%
+	Annualized.
Fund Statistics
Net Assets ($)	$114,555,089
Number of Portfolio Holdings	34
Portfolio Turnover Rate (%)	9%

What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Other Assets in Excess of Liabilities.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Advisors Capital Tactical Fixed Income Fund

TICKER: ACTIX

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the Advisors Capital Tactical Fixed Income Fund ("Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Advisors Capital Tactical Fixed Income Fund	$93	1.87%
+	Annualized.
Fund Statistics
Net Assets ($)	$195,059,448
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	0%

What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Other Assets in Excess of Liabilities.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Advisors Capital Active All Cap Fund

TICKER: ACALX

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the Advisors Capital Active All Cap Fund ("Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Advisors Capital Active All Cap Fund	$92	1.87%
+	Annualized.
Fund Statistics
Net Assets ($)	$262,689,390
Number of Portfolio Holdings	6
Portfolio Turnover Rate (%)	0%

What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Other Assets in Excess of Liabilities.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Advisors Capital Growth Fund

TICKER: ACGRX

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the Advisors Capital Growth Fund ("Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Advisors Capital Growth Fund	$90	1.87%
+	Annualized.
Fund Statistics
Net Assets ($)	$130,869,814
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	10%

What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Advisors Capital International Fund

TICKER: ACIFX

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the Advisors Capital International Fund ("Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Advisors Capital International Fund	$93	1.87%
+	Annualized.
Fund Statistics
Net Assets ($)	$46,301,936
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	12%

What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Other Assets in Excess of Liabilities.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Advisors Capital Total Return - Equity Fund
		Schedule of Investments
	March 31, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
26,900	Honeywell International Inc.	$ 6,080,207	1.91%

Auto Controls for Regulating Residential & Commercial Environments
14,000	Trane Technologies PLC (Ireland)	5,834,360	1.84%

Beverages
30,200	PepsiCo, Inc.	4,689,758	1.48%

Biological Products, (No Diagnostic Substances)
14,500	Amgen Inc.	5,101,825	1.61%

Computer & Office Equipment
25,000	International Business Machines Corporation	6,059,750	1.91%

Computer Communications Equipment
95,000	Cisco Systems, Inc.	7,371,050	2.32%

Electric Services
75,600	NextEra Energy, Inc.	7,021,728
49,800	The Southern Company	4,806,696
		11,828,424	3.72%

Electronic Computers
46,800	Apple Inc.	11,877,372
38,800	Dell Technologies Inc. - Class C	6,368,244
		18,245,616	5.75%

Farm Machinery & Equipment
9,200	Deere & Company	5,182,360	1.63%

Finance Services
9,000	American Express Company	2,722,320	0.86%

Fire, Marine & Casualty Insurance
7,900	Berkshire Hathaway Inc. - Class B *	3,785,680
21,500	Chubb Ltd. (Switzerland)	7,007,495
		10,793,175	3.40%

Guided Missiles & Space Vehicles & Parts
9,800	Lockheed Martin Corporation	5,923,022	1.86%

Industrials Inorganic Chemicals
9,400	Linde PLC (United Kingdom)	4,660,144	1.47%

Insurance Agents, Brokers & Service
10,100	Aon PLC - Class A (Ireland)	3,260,078	1.03%

Measuring & Controlling Devices, NEC
12,900	Thermo Fisher Scientific Inc.	6,340,737	2.00%

Miscellaneous Industrial & Commercial Machinery & Equipment
16,500	Eaton Corporation PLC (Ireland)	5,901,555	1.86%

National Commercial Banks
29,000	JPMorgan Chase & Co.	8,530,640
85,100	Truist Financial Corporation	3,912,047
79,800	Wells Fargo & Company	6,352,878
		18,795,565	5.92%

Natural Gas Transmission
125,000	The Williams Companies, Inc.	9,097,500	2.86%

Petroleum Refining
42,700	Chevron Corporation	8,834,630	2.78%

Pharmaceutical Preparations
38,800	Abbott Laboratories	3,983,596
24,700	Johnson & Johnson	6,037,668
34,300	Zoetis Inc. - Class A	4,054,603
		14,075,867	4.43%

Radio & TV Broadcasting & Communications Equipment
32,600	QUALCOMM Incorporated	4,198,228	1.32%

Radiotelephone Communications
25,700	T-Mobile US, Inc.	5,397,771	1.70%

Retail - Eating & Drinking Places
55,000	Starbucks Corporation	4,927,450	1.55%

Retail - Family Clothing Stores
29,200	Ross Stores, Inc.	6,325,596	1.99%

Retail - Lumber & Other Building Materials Dealers
16,400	The Home Depot, Inc.	5,393,796	1.70%

Retail - Retail Stores, NEC
8,800	Ulta Beauty, Inc. *	4,599,848	1.45%

Retail - Variety Stores
6,200	Costco Wholesale Corporation	6,177,866	1.95%

Security & Commodity Brokers, Dealers, Exchanges & Services
18,400	CME Group Inc. - Class A	5,434,440	1.71%

Security Brokers, Dealers & Flotation Companies
5,300	BlackRock, Inc.	5,097,063	1.60%

Semiconductors & Related Devices
37,300	Broadcom Inc.	11,544,723
34,500	NVIDIA Corporation	6,016,800
16,400	Texas Instruments Incorporated	3,183,896
		20,745,419	6.53%

Services - Business Services, NEC
54,000	eBay Inc.	4,915,080
12,900	MasterCard Incorporated - Class A	6,445,614
		11,360,694	3.58%

Services - Computer Programming, Data Processing, Etc.
48,300	Alphabet, Inc. - Class A	13,889,148
10,400	Meta Platforms, Inc. - Class A	5,950,152
		19,839,300	6.25%

Services - Prepackaged Software
32,900	Microsoft Corporation	12,178,593
41,900	Oracle Corporation	6,163,909
18,500	Salesforce, Inc.	3,453,395
		21,795,897	6.86%

Services - Video Tape Rental
50,000	Netflix, Inc. *	4,807,500	1.51%

Sugar & Confectionery Products
18,000	The Hershey Company	3,742,020	1.18%

Surgical & Medical Instruments & Apparatus
13,400	Stryker Corporation	4,403,106	1.39%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
6,500	McKesson Corporation	5,624,840	1.77%

Wholesale - Electronic Parts & Equipment, NEC
18,800	TE Connectivity Ltd. (Switzerland)	3,929,576	1.24%
Total for Common Stocks (Cost - $229,448,168)		304,598,353	95.92%

REAL ESTATE INVESTMENT TRUSTS
41,700	Prologis, Inc.	5,511,906	1.73%
Total for Real Estate Investment Trusts (Cost $4,933,151)

MONEY MARKET FUNDS
5,820,710	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.53% **	5,820,710	1.83%
Total for Money Market Funds (Cost $5,820,710)

	Total Investments (Cost - $240,202,029)	315,930,969	99.49%

	Other Assets in Excess of Liabilities	1,631,416	0.51%

	Net Assets	$ 317,562,385	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2026.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Small/Mid Cap Fund
		Schedule of Investments
	March 31, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
34,000	Owens Corning	$ 3,679,480	3.21%

Ball & Roller Bearings
16,300	RBC Bearings Incorporated *	8,852,856
39,000	The Timken Company	3,922,230
		12,775,086	11.15%

Glass Containers
103,200	Stevanato Group S.p.A. (Italy)	1,419,000	1.24%

Industrial & Commercial Fans & Blowers & Air Purifying Equipment
30,700	Donaldson Company, Inc.	2,605,509	2.27%

Investment Advice
13,900	Evercore Inc. - Class A	4,149,289
34,504	PJT Partners Inc. - Class A	4,820,899
		8,970,188	7.83%

Laboratory Analytical Instruments
238,800	Avantor, Inc. *	1,872,192	1.63%

Miscellaneous Food Preparations & Kindred Products
163,200	Utz Brands, Inc. - Class A	1,292,544	1.13%

Operative Builders
24,700	Toll Brothers, Inc.	3,370,809	2.94%

Plastic Foam Products
21,200	Advanced Drainage Systems, Inc.	2,907,156	2.54%

Real Estate Agents & Managers (For Others)
17,900	FirstService Corporation (Canada)	2,487,026
15,800	Jones Lang LaSalle Incorporated *	4,808,256
		7,295,282	6.37%

Retail - Auto Dealers & Gasoline Stations
12,000	Casey's General Stores, Inc.	8,734,320	7.63%

Security Brokers, Dealers & Flotation Companies
104,100	Virtu Financial, Inc. - Class A	4,578,318	4.00%

Services - Computer Processing & Data Preparation
172,000	QXO, Inc. *	3,340,240	2.92%

Services - Detective, Guard & Armored Car Services
14,500	Allegion PLC (Ireland)	2,106,705	1.84%

Services - Medical Laboratories
135,000	Castle Biosciences, Inc. *	3,314,250	2.89%

Services - Miscellaneous Amusement & Recreation
7,100	Madison Square Garden Sports Corp. - Class A *	2,281,940	1.99%

Services - Prepackaged Software
13,100	AppFolio, Inc. - Class A *	2,067,442
40,300	Guidewire Software, Inc. *	6,027,268
48,300	nCino, Inc. *	723,534
56,600	Procore Technologies, Inc. *	3,226,200
33,000	ServiceTitan, Inc. - Class A *	2,094,180
		14,138,624	12.34%

State Commercial Banks
69,800	Coastal Financial Corporation *	5,311,780
13,000	Wintrust Financial Corporation	1,806,220
		7,118,000	6.21%

Surgical & Medical Instruments & Apparatus
105,400	AtriCure, Inc. *	3,007,062
32,300	Solventum Corp. *	2,109,190
		5,116,252	4.47%

Television Broadcasting Stations
53,300	Atlanta Braves Holdings, Inc. - Series C *	2,275,910	1.99%

Title Insurance
31,900	First American Financial Corporation	1,923,251	1.68%

Transportation Services
55,300	GXO Logistics, Inc. *	2,867,305	2.50%

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
11,200	Watsco, Inc.	4,074,448	3.56%

Wholesale - Miscellaneous Durable Goods
16,100	Pool Corporation	3,257,513	2.84%
Total for Common Stocks (Cost - $96,259,996)		111,314,322	97.17%

MONEY MARKET FUNDS
2,880,740	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.53% **	2,880,740	2.52%
Total for Money Market Funds (Cost $2,880,740)

	Total Investments (Cost - $99,140,736)	114,195,062	99.69%

	Other Assets in Excess of Liabilities	360,027	0.31%

	Net Assets	$ 114,555,089	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2026.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Tactical Fixed Income Fund
		Schedule of Investments
	March 31, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Fixed Income
366,900	iShares 5-10 Year Investment Grade Corporate Bond ETF	$ 19,526,418
533,000	iShares 10+ Year Investment Grade Corporate Bond ETF	26,452,790
379,900	iShares Broad USD Investment Grade Corporate ETF	19,462,277
1,665,200	State Street SPDR® Portfolio High Yield Bond ETF	38,832,464
233,500	Vanguard Intermediate-Term Corporate Bond Index Fund ETF	19,322,125
		123,596,074	63.36%

Target Maturity Fixed Income
623,000	iShares iBonds Dec 2029 Term Corporate ETF	14,490,980
442,600	iShares iBonds Dec 2030 Term Corporate ETF	9,688,514
1,161,600	iShares iBonds Dec 2031 Term Corporate ETF	24,312,288
		48,491,782	24.86%

US Fund Preferred Stock
805,300	Invesco Variable Rate Preferred ETF	19,311,094	9.90%
Total for Exchange Traded Funds (Cost - $190,241,351)		191,398,950	98.12%

MONEY MARKET FUNDS
3,371,242	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.53% **	3,371,242	1.73%
Total for Money Market Funds (Cost $3,371,242)

	Total Investments (Cost - $193,612,593)	194,770,192	99.85%

	Other Assets in Excess of Liabilities	289,256	0.15%

	Net Assets	$ 195,059,448	100.00%

** The rate shown represents the 7-day yield at March 31, 2026.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Active All Cap Fund
		Schedule of Investments
	March 31, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
159,400	iShares Core S&P 500 ETF (a)	$ 104,121,674
196,100	iShares Core S&P Mid-Cap ETF	13,242,633
554,900	State Street SPDR® Portfolio S&P 1500 Composite Stock Market ETF	43,870,394
118,500	Vanguard Growth Index Fund ETF	51,759,615
231,600	Vanguard Value Index Fund ETF	45,439,920
Total for Exchange Traded Funds (Cost - $217,181,962)		258,434,236	98.38%

MONEY MARKET FUNDS
2,834,713	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.53% **	2,834,713	1.08%
Total for Money Market Funds (Cost $2,834,713)

	Total Investments (Cost - $220,016,675)	261,268,949	99.46%

	Other Assets in Excess of Liabilities	1,420,441	0.54%

	Net Assets	$ 262,689,390	100.00%

(a) Additional information, including current Prospectus and Annual Report, is available at
https://www.blackrock.com/us/individual/resources/regulatory-documents#etfs.
** The rate shown represents the 7-day yield at March 31, 2026.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Growth Fund
		Schedule of Investments
	March 31, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
350,800	Fidelity Enhanced Large Cap Growth ETF	$ 13,151,492
22,500	Invesco QQQ Trust, Series 1	12,986,550
50,600	iShares Russell Mid-Cap Growth ETF	6,482,872
851,700	Schwab U.S. Large-Cap Growth ETF	24,810,021
52,100	SoFi Select 500 ETF	6,503,122
200,300	State Street SPDR® Portfolio S&P 500® Growth ETF	19,611,373
56,800	Vanguard Growth ETF	24,809,672
177,500	Vanguard Russell 1000 Growth ETF	19,469,975
Total for Exchange Traded Funds (Cost - $127,682,395)		127,825,077	97.68%

MONEY MARKET FUNDS
3,065,194	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.53% **	3,065,194	2.34%
Total for Money Market Funds (Cost $3,065,194)

	Total Investments (Cost - $130,747,589)	130,890,271	100.02%

	Liabilities in Excess of Other Assets	(20,457)	-0.02%

	Net Assets	$ 130,869,814	100.00%

** The rate shown represents the 7-day yield at March 31, 2026.
The accompanying notes are an integral part of these financial statements.

Advisors Capital International Fund
		Schedule of Investments
	March 31, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
3,550	MTU Aero Engines Holding AG - ADR	$ 643,366
31,500	Saab AB - ADR	1,031,625
		1,674,991	3.62%

Air & Gas Compressors
101,200	Atlas Copco AB - ADR	1,782,132	3.85%

Airports, Flying Fields & Airport Terminal Services
12,100	Central North Airport Group - ADR	1,388,233	3.00%

Auto Manufacturers
50,100	BYD Company Limited - ADR	682,863	1.47%

Banks- Regional
5,600	DBS Group Holdings Ltd - ADR	1,003,912
70,900	PT Bank Central Asia Tbk - ADR	682,767
		1,686,679	3.64%

Beverages
11,900	LVMH Moet Hennessy Louis Vuitton SA - ADR	1,299,956	2.81%

Commercial Banks, NEC
9,000	The Toronto-Dominion Bank (Canada)	839,790	1.81%

Diagnostics & Research
48,500	Sonic Healthcare LTD - ADR	689,922	1.49%

Discount Stores
24,600	Wal-Mart de Mexico SA - ADR	800,238	1.73%

Drug Manufacturers - General
56,700	Santen Pharmaceutical Co. Ltd - ADR	630,504	1.36%

Drug Manufacturers - Specialty & Generic
33,500	Merck KGaA - ADR	844,535	1.82%

Electrical Supplies
42,556	Rexel SA - ADR	1,662,237	3.59%

Entertainment
60,100	Universal Music Group N.V. - ADR	576,960	1.25%

Financial Data & Stock Exchanges
35,600	Deutsche Boerse AG - ADR	1,036,672	2.24%

Gold and Silver Ores
14,700	Agnico Eagle Mines Limited (Canada)	2,983,806	6.44%

Grocery Stores
77,000	Seven & I Holdings Co. Ltd. - ADR	1,040,270	2.25%

Hotels, Restaurants & Leisure
33,300	Compass Group PLC. - ADR	925,740	2.00%

Insurance Agents, Brokers & Service
5,600	Aon PLC - Class A (Ireland)	1,807,568	3.90%

National Commercial Banks
34,100	UBS Group AG (Switzerland)	1,332,287	2.88%

Oil & Gas Field Services, NEC
44,500	Core Laboratories Inc.	747,155
23,000	SLB Limited	1,181,970
		1,929,125	4.17%

Radio Broadcasting
16,500	Tencent Holdings Ltd. - ADR	1,043,130	2.25%

Semiconductors & Related Devices
43,770	Disco Corporation - ADR	1,779,251
17,200	Tokyo Electron Limited - ADR	2,102,184
		3,881,435	8.38%

Services - Business Services, NEC
3,300	Accenture PLC - Class A (Ireland)	654,357
7,100	Alibaba Group Holding Limited - ADR	890,766
33,800	RELX PLC - ADR	1,120,470
		2,665,593	5.76%

Services - Computer Programming, Data Processing, Etc.
5,200	Flutter Entertainment PLC * (Ireland)	530,140	1.14%

Services - Prepackaged Software
2,100	SAP SE - ADR	359,541	0.78%

Specialty Chemicals
93,200	Fuchs SE - ADR	986,056
23,600	Givaudan SA - ADR	1,600,316
		2,586,372	5.59%

Specialty Business Services
14,300	Intertek Group PLC - ADR	698,990	1.51%

Specialty Industrial Machinery
21,800	Schneider Electric SE - ADR	1,186,574	2.56%
Total for Common Stocks (Cost - $37,630,516)		38,566,283	83.29%

EXCHANGE TRADED FUNDS
Foreign Equity
44,200	Franklin FTSE India ETF	1,468,324
79,000	Vanguard Developed Markets Index Fund ETF Shares	5,062,320
Total for Exchange Traded Funds (Cost - $6,601,417)		6,530,644	14.10%

MONEY MARKET FUNDS
919,488	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.53% **	919,488	1.99%
Total for Money Market Funds (Cost $919,488)

	Total Investments (Cost - $45,151,421)	46,016,415	99.38%

	Other Assets in Excess of Liabilities	285,521	0.62%

	Net Assets	$ 46,301,936	100.00%

SUMMARY OF INVESTMENTS BY COUNTRY/REGION***

		Fair Value	Percentage
Australia		$ 689,922	1.53%
Canada		3,823,596	8.48%
China		682,863	1.51%
France		4,148,767	9.20%
Germany		3,870,170	8.58%
Hong Kong		1,933,896	4.29%
India		1,468,324	3.26%
Indonesia		682,767	1.51%
Ireland		2,992,065	6.63%
Japan		5,552,209	12.31%
Mexico		2,188,471	4.85%
Netherlands		576,960	1.28%
Singapore		1,003,912	2.23%
Sweden		2,813,757	6.24%
Switzerland		2,932,603	6.50%
United Kingdom		2,745,200	6.09%
Global Developed Markets (ETF)		5,062,320	11.23%
USA		1,929,125	4.28%
		$ 45,096,927	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2026.
*** Excludes money market funds.
ADR - American Depositary Receipt.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Advisors Capital Funds

Statements of Assets and Liabilities	Total Return -	Small/Mid
March 31, 2026 (Unaudited)	Equity Fund	Cap Fund

Assets:
Investments at Fair Value*	$ 315,930,969	$114,195,062
Cash	368,392	76,895
Receivable for Fund Shares Sold	2,173,141	577,040
Dividends Receivable	75,705	41,847
Total Assets	318,548,207	114,890,844
Liabilities:
Payable for Fund Shares Redeemed	259,087	73,589
Management Fees Payable	439,897	157,342
Distribution Fees Payable	286,838	104,824
Total Liabilities	985,822	335,755
Net Assets	$ 317,562,385	$114,555,089

Net Assets Consist of:
Paid In Capital	$ 248,897,386	$107,439,935
Total Distributable Earnings (Accumulated Losses)	68,664,999	7,115,154
Net Assets	$ 317,562,385	$114,555,089

Net Asset Value, Offering Price and Redemption Price per Share	$ 13.80	$ 10.36

* Investments at Identified Cost	$ 240,202,029	$ 99,140,736

Shares Outstanding (Unlimited number of shares	23,017,966	11,053,528
authorized without par value)

Statements of Operations
For the six month period ended March 31, 2026 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding tax of $2,152 and $1,374, respectively)	$ 2,731,978	$ 456,272
Total Investment Income	2,731,978	456,272
Expenses:
Management Fees (Note 4)	2,566,417	936,620
Distribution Fees (Note 5)	396,052	144,540
Total Expenses	2,962,469	1,081,160

Net Investment Income (Loss)	(230,491)	(624,888)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	3,781,161	(2,612,301)
Net Change in Net Unrealized Appreciation (Depreciation) on Investments	(6,107,010)	(8,983,402)
Net Realized and Unrealized Gain (Loss) on Investments	(2,325,849)	(11,595,703)

Net Increase (Decrease) in Net Assets from Operations	$ (2,556,340)	$ (12,220,591)

The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Assets and Liabilities	Tactical Fixed	Active
March 31, 2026 (Unaudited)	Income	All Cap
	Fund	Fund

Assets:
Investments at Fair Value*	$ 194,770,192	$ 261,268,949
Cash	114,116	175,442
Receivable for Fund Shares Sold	805,726	2,012,719
Dividends Receivable	11,104	10,067
Total Assets	195,701,138	263,467,177
Liabilities:
Payable for Fund Shares Redeemed	216,280	212,002
Management Fees Payable	264,088	361,954
Distribution Fees Payable	161,322	203,831
Total Liabilities	641,690	777,787
Net Assets	$ 195,059,448	$ 262,689,390

Net Assets Consist of:
Paid In Capital	$ 194,338,607	$ 222,672,335
Total Distributable Earnings (Accumulated Losses)	720,841	40,017,055
Net Assets	$ 195,059,448	$ 262,689,390

Net Asset Value, Offering Price and Redemption Price per Share	$ 9.47	$ 15.25

* Investments at Identified Cost	$ 193,612,593	$ 220,016,675

Shares Outstanding (Unlimited number of shares	20,607,347	17,220,179
authorized without par value)

Statements of Operations
For the six month period ended March 31, 2026 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding tax of $0 and $0, respectively)	$ 4,939,902	$ 1,637,016
Total Investment Income	4,939,902	1,637,016
Expenses:
Management Fees (Note 4)	1,475,185	2,078,112
Distribution Fees (Note 5)	227,652	320,696
Total Expenses	1,702,837	2,398,808

Net Investment Income (Loss)	3,237,065	(761,792)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	2	2
Net Change in Net Unrealized Appreciation (Depreciation) on Investments	(3,936,714)	(5,782,989)
Net Realized and Unrealized Gain (Loss) on Investments	(3,936,712)	(5,782,987)

Net Increase (Decrease) in Net Assets from Operations	$ (699,647)	$ (6,544,779)

The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Assets and Liabilities
March 31, 2026 (Unaudited)	Growth	International
	Fund	Fund

Assets:
Investments at Fair Value*	$ 130,890,271	$ 46,016,415
Cash	165,129	170,854
Receivable for Fund Shares Sold	537,402	145,628
Dividends Receivable	12,860	86,607
Total Assets	131,605,662	46,419,504
Liabilities:
Payable for Fund Shares Redeemed	78,240	24,288
Payable for Securities Purchased	384,054	-
Management Fees Payable	177,142	61,752
Distribution Fees Payable	96,412	31,528
Total Liabilities	735,848	117,568
Net Assets	$ 130,869,814	$ 46,301,936

Net Assets Consist of:
Paid In Capital	$ 130,929,394	$ 45,744,714
Total Distributable Earnings (Accumulated Losses)	(59,580)	557,222
Net Assets	$ 130,869,814	$ 46,301,936

Net Asset Value, Offering Price and Redemption Price per Share	$ 10.77	$ 10.56

* Investments at Identified Cost	$ 130,747,589	$ 45,151,421

Shares Outstanding (Unlimited number of shares	12,156,783	4,386,251
authorized without par value)

Statements of Operations
For the six month period March 31, 2026 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding tax of $0 and $53,990, respectively)	$ 378,598	$ 297,636
Total Investment Income	378,598	297,636
Expenses:
Management Fees (Note 4)	906,426	311,449
Distribution Fees (Note 5)	139,880	48,063
Total Expenses	1,046,306	359,512

Net Investment Income (Loss)	(667,708)	(61,876)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	765,911	(245,897)
Net Change in Net Unrealized Appreciation (Depreciation) on Investments	(10,914,004)	(481,976)
Net Realized and Unrealized Gain (Loss) on Investments	(10,148,093)	(727,873)

Net Increase (Decrease) in Net Assets from Operations	$ (10,815,801)	$ (789,749)

** Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Changes in Net Assets	Total Return - Equity Fund		Small/Mid Cap Fund
	(Unaudited)		(Unaudited)
	10/1/2025	10/1/2024	10/1/2025	10/1/2024
	to	to	to	to
	3/31/2026	9/30/2025	3/31/2026	9/30/2025
From Operations:
Net Investment Income (Loss)	$ (230,491)	$ (370,295)	$ (624,888)	$ (1,041,845)
Net Realized Gain (Loss) on Investments	3,781,161	(1,268,625)	(2,612,301)	1,176,519
Net Change in Unrealized Appreciation (Depreciation) on Investments	(6,107,010)	36,492,710	(8,983,402)	8,212,914
Net Increase (Decrease) in Net Assets from Operations	(2,556,340)	34,853,790	(12,220,591)	8,347,588

From Distributions to Shareholders:	-	(89,678)	-	-

From Capital Share Transactions:
Proceeds From Sale of Shares	45,522,244	101,935,414	24,944,210	45,718,719
Shares Issued on Reinvestment of Dividends	-	89,643	-	-
Cost of Shares Redeemed	(34,911,233)	(46,380,225)	(10,187,533)	(13,555,538)
Net Increase from Shareholder Activity	10,611,011	55,644,832	14,756,677	32,163,181

Net Increase (Decrease) in Net Assets	8,054,671	90,408,944	2,536,086	40,510,769

Net Assets at Beginning of Period	309,507,714	219,098,770	112,019,003	71,508,234

Net Assets at End of Period	$317,562,385	$309,507,714	$114,555,089	$112,019,003

Share Transactions:
Issued	3,233,653	8,110,782	2,246,530	4,203,936
Reinvested	-	7,160	-	-
Redeemed	(2,475,873)	(3,695,179)	(919,922)	(1,224,376)
Net Increase (Decrease) in Shares	757,780	4,422,763	1,326,608	2,979,560
Shares Outstanding Beginning of Period	22,260,186	17,837,423	9,726,920	6,747,360
Shares Outstanding End of Period	23,017,966	22,260,186	11,053,528	9,726,920

The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Changes in Net Assets	Tactical Fixed Income Fund		Active All Cap Fund
	(Unaudited)		(Unaudited)
	10/1/2025	10/1/2024	10/1/2025	10/1/2024
	to	to	to	to
	3/31/2026	9/30/2025	3/31/2026	9/30/2025
From Operations:
Net Investment Income (Loss)	$ 3,237,065	$ 4,499,892	$ (761,792)	$ (752,129)
Net Realized Gain (Loss) on Investments	2	874,624	2	1,142,329
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,936,714)	(100,527)	(5,782,989)	26,729,889
Net Increase (Decrease) in Net Assets from Operations	(699,647)	5,273,989	(6,544,779)	27,120,089

From Distributions to Shareholders:	(5,473,012)	(3,477,292)	(666,196)	(2,588)

From Capital Share Transactions:
Proceeds From Sale of Shares	41,256,620	86,670,742	52,666,383	119,667,501
Shares Issued on Reinvestment of Dividends	5,471,179	3,477,292	665,566	2,585
Cost of Shares Redeemed	(16,348,487)	(28,404,718)	(23,713,486)	(30,224,042)
Net Increase (Decrease) from Shareholder Activity	30,379,312	61,743,316	29,618,463	89,446,044

Net Increase (Decrease) in Net Assets	24,206,653	63,540,013	22,407,488	116,563,545

Net Assets at Beginning of Period	170,852,795	107,312,782	240,281,902	123,718,357

Net Assets at End of Period	$195,059,448	$170,852,795	$262,689,390	$240,281,902

Share Transactions:
Issued	4,270,798	9,137,490	3,322,364	8,498,474
Reinvested	572,299	374,305	41,468	185
Redeemed	(1,690,604)	(2,992,627)	(1,491,666)	(2,177,487)
Net Increase (Decrease) in Shares	3,152,493	6,519,168	1,872,166	6,321,172
Shares Outstanding Beginning of Period	17,454,854	10,935,686	15,348,013	9,026,841
Shares Outstanding End of Period	20,607,347	17,454,854	17,220,179	15,348,013

The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Changes in Net Assets	Growth Fund		International Fund
	(Unaudited)		(Unaudited)
	10/1/2025	11/1/2024*	10/1/2025	11/1/2024*
	to	to	to	to
	3/31/2026	9/30/2025	10/31/2026	9/30/2025
From Operations:
Net Investment Income (Loss)	$ (667,708)	$ (326,795)	$ (61,876)	$ 79,785
Net Realized Gain (Loss) on Investments	765,911	29,801	(245,897)	72,664
Net Change in Unrealized Appreciation (Depreciation) on Investments	(10,914,004)	11,056,686	(481,976)	1,346,970
Net Increase (Decrease) in Net Assets from Operations	(10,815,801)	10,759,692	(789,749)	1,499,419

From Distributions to Shareholders:	-	(3,471)	(152,448)	-

From Capital Share Transactions:
Proceeds From Sale of Shares	58,977,418	79,816,357	19,606,134	29,571,275
Shares Issued on Reinvestment of Dividends	-	3,471	152,444	-
Cost of Shares Redeemed	(5,002,243)	(2,865,609)	(2,167,399)	(1,417,740)
Net Increase (Decrease) from Shareholder Activity	53,975,175	76,954,219	17,591,179	28,153,535

Net Increase (Decrease) in Net Assets	43,159,374	87,710,440	16,648,982	29,652,954

Net Assets at Beginning of Period	87,710,440	-	29,652,954	-

Net Assets at End of Period	$130,869,814	$ 87,710,440	$ 46,301,936	$ 29,652,954

Share Transactions:
Issued	5,079,084	7,769,948	1,790,657	2,913,618
Reinvested	-	337	13,947	-
Redeemed	(428,309)	(264,277)	(196,541)	(135,430)
Net Increase (Decrease) in Shares	4,650,775	7,506,008	1,608,063	2,778,188
Shares Outstanding Beginning of Period	7,506,008	-	2,778,188	-
Shares Outstanding End of Period	12,156,783	7,506,008	4,386,251	2,778,188

* Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Total Return - Equity Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2025		10/1/2024		10/1/2023	10/1/2022	10/1/2021	3/19/2021*
	to		to		to	to	to	to
	3/31/2026		9/30/2025		9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value - Beginning of Period	$ 13.90		$ 12.28		$ 9.63	$ 8.44	$ 10.62	$ 10.00
Net Investment Income (Loss) (a)	(0.01)		(0.02)		0.02	0.02	(0.03)	(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.09)		1.64		2.65	1.17	(2.15)	0.64
Total from Investment Operations	(0.10)		1.62		2.67	1.19	(2.18)	0.62

Distributions (From Net Investment Income)	-		-	(d)	(0.02)	-	-	-
Distributions (From Capital Gains)	-		-		-	-	-	-
Total Distributions	-		-		(0.02)	-	-	-

Net Asset Value - End of Period	$ 13.80		$ 13.90		$ 12.28	$ 9.63	$ 8.44	$ 10.62
Total Return (c)	(0.72)%	**	13.23%		27.75%	14.10%	(20.53)%	6.20%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 317,562		$ 309,508		$ 219,099	$127,693	$ 76,419	$ 24,635

Ratio of Expenses to Average Net Assets	1.87%	***	1.87%		1.87%	1.93%	1.95%	1.99%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.15)%	***	-0.14%		0.15%	0.18%	(0.30)%	(0.39)%	***

Portfolio Turnover Rate	14.13%	**	12.59%		19.01%	12.70%	18.84%	19.32%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) Less than +/- $0.005.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Small/Mid Cap Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2025		10/1/2024	10/1/2023	10/1/2022	10/1/2021	3/19/2021*
	to		to	to	to	to	to
	3/31/2026		9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value - Beginning of Period	$ 11.52		$ 10.60	$ 8.56	$ 7.40	$ 10.48	$ 10.00
Net Investment Income (Loss) (a)	(0.06)		(0.13)	(0.10)	(0.08)	(0.10)	(0.08)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(1.10)		1.05	2.14	1.24	(2.98)	0.56
Total from Investment Operations	(1.16)		0.92	2.04	1.16	(3.08)	0.48

Distributions (From Net Investment Income)	-		-	-	-	-	-
Distributions (From Capital Gains)	-		-	-	-	-	-
Total Distributions	-		-	-	-	-	-

Net Asset Value - End of Period	$ 10.36		$ 11.52	$ 10.60	$ 8.56	$ 7.40	$ 10.48
Total Return (c)	(10.07)%	**	8.68%	23.83%	15.68%	(29.39)%	4.80%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 114,555		$ 112,019	$ 71,508	$ 49,539	$ 39,652	$ 13,485

Ratio of Expenses to Average Net Assets	1.87%	***	1.87%	1.87%	1.93%	1.95%	1.99%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.08)%	***	(1.18)%	(1.04)%	(0.98)%	(1.11)%	(1.32)%	***

Portfolio Turnover Rate	9.15%	**	8.24%	8.26%	14.64%	14.66%	13.22%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Tactical Fixed Income Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2025		10/1/2024	10/1/2023	10/1/2022	10/1/2021	3/19/2021*
	to		to	to	to	to	to
	3/31/2026		9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value - Beginning of Period	$ 9.79		$ 9.81	$ 9.03	$ 8.86	$ 10.16	$ 10.00
Net Investment Income (Loss) (a) (e)	0.17		0.32	0.31	0.21	0.15	0.03
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.20)		(0.05)	0.70	0.06	(1.41)	0.13
Total from Investment Operations	(0.03)		0.27	1.01	0.27	(1.26)	0.16

Distributions (From Net Investment Income)	(0.29)		(0.29)	(0.23)	(0.10)	-	-
Distributions (From Capital Gains)	-		-	-	-	(0.04)	-
Total Distributions	(0.29)		(0.29)	(0.23)	(0.10)	(0.04)	-

Net Asset Value - End of Period	$ 9.47		$ 9.79	$ 9.81	$ 9.03	$ 8.86	$ 10.16
Total Return (c)	(0.29)%	**	2.96%	11.29%	3.05%	(12.41)%	1.60%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 195,059		$ 170,853	$ 107,313	$ 68,290	$ 40,773	$ 10,406

Ratio of Expenses to Average Net Assets (d)	1.87%	***	1.87%	1.87%	1.93%	1.95%	1.99%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	3.55%	***	3.39%	3.29%	2.27%	1.60%	0.54%	***

Portfolio Turnover Rate	0.00%	**	45.38%	49.35%	56.70%	80.56%	0.00%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Active All Cap Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2025		10/1/2024		10/1/2023	11/9/2022*
	to		to		to	to
	3/31/2026		9/30/2025		9/30/2024	9/30/2023

Net Asset Value - Beginning of Period	$ 15.66		$ 13.71		$ 10.42	$ 10.00
Net Investment Income (Loss) (a) (e)	(0.05)		(0.06)		(0.02)	0.02
Net Gain on Investments (Realized and Unrealized) (b)	(0.32)		2.01		3.32	0.42
Total from Investment Operations	(0.37)		1.95		3.30	0.44

Distributions (From Net Investment Income)	-		(0.00)	(g)	(0.01)	(0.02)
Distributions (From Capital Gains)	(0.04)		-		-	-
Total Distributions	(0.04)		(0.00)		(0.01)	(0.02)

Net Asset Value - End of Period	$ 15.25		$ 15.66		$ 13.71	$ 10.42
Total Return (c)	(2.37)%	**	14.23%		31.71%	4.22%	** (f)

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 262,689		$ 240,282		$ 123,718	$ 34,409

Ratio of Expenses to Average Net Assets (d)	1.87%	***	1.87%		1.87%	1.92%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.59)%	***	(0.44)%		(0.15)%	0.25%	***

Portfolio Turnover Rate	0.00%	**	7.44%		1.97%	7.84%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) Total return was determined beginning from the Commencement of Investment Operations, December 1, 2022.
(g) Less than +/- $0.005.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Growth Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2025		11/1/2024*
	to		to
	3/31/2026		9/30/2025

Net Asset Value - Beginning of Period	$ 11.69		$ 10.00
Net Investment Income (Loss) (a) (e)	(0.07)		(0.10)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.85)		1.80
Total from Investment Operations	(0.92)		1.70

Distributions (From Net Investment Income)	-		(0.01)
Distributions (From Capital Gains)	-		-
Total Distributions	-		(0.01)

Net Asset Value - End of Period	$ 10.77		$ 11.69
Total Return (c)	(7.87)%	**	16.97%	** (f)

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 130,870		$ 87,710

Ratio of Expenses to Average Net Assets (d)	1.87%	***	1.87%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(1.19)%	***	(1.04)%	***

Portfolio Turnover Rate	9.68%	**	6.74%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) Total return was determined beginning from the Commencement of Investment Operations,
November 18, 2024.
The accompanying notes are an integral part of these financial statements.

Advisors Capital International Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2025		11/1/2024*
	to		to
	3/31/2026		9/30/2025

Net Asset Value - Beginning of Period	$ 10.67		$ 10.00
Net Investment Income (Loss) (a) (e)	(0.02)		0.07
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.05)		0.60
Total from Investment Operations	(0.07)		0.67

Distributions (From Net Investment Income)	(0.02)		-
Distributions (From Capital Gains)	(0.02)		-
Total Distributions	(0.04)		-

Net Asset Value - End of Period	$ 10.56		$ 10.67
Total Return (c)	(0.64)%	**	6.70%	** (f)

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 46,302		$ 29,653

Ratio of Expenses to Average Net Assets (d)	1.87%	***	1.87%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.32)%	***	0.72%	***

Portfolio Turnover Rate	12.10%	**	9.56%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) Total return was determined beginning from the Commencement of Investment Operations,
November 18, 2024.
The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
ADVISORS CAPITAL FUNDS
MARCH 31, 2026
(Unaudited)

1.) ORGANIZATION
The Advisors Capital Funds (each a “Fund” and collectively the “Funds”) are series of Neiman Funds (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 3, 2003, that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Advisors Capital Total Return - Equity Fund (“Total Return - Equity Fund”), Advisors Capital Small/Mid Cap Fund (“Small/Mid Cap Fund”), and Advisors Capital Tactical Fixed Income Fund (“Tactical Fixed Income Fund”) were each organized as diversified series of the Trust, on February 1, 2021, and commenced operations on March 19, 2021. Prior to January 30, 2024, the Advisors Capital Total Return - Equity Fund was known as the Advisors Capital US Dividend Fund. The Advisors Capital Active All Cap Fund (“Active All Cap Fund”) was organized as a diversified series of the Trust, on November 9, 2022, commenced operations on November 9, 2022, and investment operations commenced on December 1, 2022. The Advisors Capital Growth Fund (“Growth Fund”) and the Advisors Capital International Fund (“International Fund”) were organized as a diversified series of the Trust, on September 17, 2024, commenced operations on November 1, 2024, and investment operations commenced on November 18, 2024. The investment advisor to the Funds is AC Funds, LLC (the “Advisor”). The sub-advisor to the Funds is Advisors Capital Management, LLC (the “Sub-Advisor”). The investment objective of Total Return - Equity Fund, Small/Mid Cap Fund, Active All Cap Fund, Growth Fund and International Fund is to seek long-term capital appreciation. The investment objective of Tactical Fixed Income Fund is total return with capital preservation as a secondary objective.

2.) SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Funds follow the significant accounting policies described in this section.

SEGMENT REPORTING
Each Fund herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor and Sub-Advisor to make investment decisions, and the results of the operations, as shown in the Statements of Operations and the Financial Highlights for each Fund is the information utilized for its day-to-day management. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated based on performance measurements. Due to the significance of oversight and their role, the Managing Member of the Advisor is deemed to be the Chief Operating Decision Maker.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six month period ended March 31, 2026, the Funds did not incur any interest or penalties.

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. As a result of each Fund's continued compliance with the IRC requirements of regulated investment companies and each Fund's limited, if any, exposure to foreign withholding taxes on dividends received, management has determined that there is no material impact of the ASU on the Fund's financial statements. As part of its assessment, management noted that foreign withholding taxes were approximately 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.12%, of the net assets of Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, Active All Cap Fund, Growth Fund and International Fund, respectively, therefore, further disclosure regarding foreign withholding taxes on dividend income was considered immaterial.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions received are recorded as capital gain distributions from investment companies, and short-term capital gain distributions received are recorded as dividend income. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and regulations.

FUND OF FUND STRUCTURE
Tactical Fixed Income Fund, Active All-Cap Fund and Growth Fund invest in portfolios of exchange traded funds ("ETFs"). The shares of many ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any ETFs purchased by the Funds will not change. For further information on how each Fund values the ETFs, see Note 3.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Fund based on each Fund’s relative net assets or by another appropriate method.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs, ETFs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when a Fund believes such prices accurately reflect the fair value of such securities. Securities that are traded on an exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price an equity security is generally valued at the last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. If market prices are not available or, in the opinion of Fund management including as informed by the Advisor's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees (the “Trustees” or the “Board”). Such securities are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at NAV provided by the funds and are classified in level 1 of the fair value hierarchy.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of March 31, 2026:

Total Return - Equity Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 304,598,353	$ -	$ -	$ 304,598,353
Real Estate Investment Trusts	5,511,906	-	-	5,511,906
Money Market Funds	5,820,710	-	-	5,820,710
Total	$ 315,930,969	$ -	$ -	$ 315,930,969

Small/Mid Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 111,314,322	$ -	$ -	$ 111,314,322
Money Market Funds	2,880,740	-	-	2,880,740
Total	$ 114,195,062	$ -	$ -	$ 114,195,062

Tactical Fixed Income Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 191,398,950	$ -	$ -	$ 191,398,950
Money Market Funds	3,371,242	-	-	3,371,242
Total	$ 194,770,192	$ -	$ -	$ 194,770,192

Active All Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 258,434,236	$ -	$ -	$ 258,434,236
Money Market Funds	2,834,713	-	-	2,834,713
Total	$ 261,268,949	$ -	$ -	$ 261,268,949

Growth Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 127,825,077	$ -	$ -	$ 127,825,077
Money Market Funds	3,065,194	-	-	3,065,194
Total	$ 130,890,271	$ -	$ -	$ 130,890,271

International Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 38,566,283	$ -	$ -	$ 38,566,283
Exchange Traded Funds	6,530,644	-	-	6,530,644
Money Market Funds	919,488	-	-	919,488
Total	$ 46,016,415	$ -	$ -	$ 46,016,415

The Funds did not hold any level 3 assets during the six month period ended March 31, 2026.

The Funds did not invest in derivative instruments during the six month period ended March 31, 2026.

4.) MANAGEMENT AGREEMENT
Each Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of each Fund. The investment advisor also pays all operating expenses of the Funds, with the exception of Rule 12b-1 fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short, if any), taxes and extraordinary expenses. Effective September 1, 2023, the Advisor receives a per-Fund fee equal to an annual fee of 1.62% of each Fund's average daily net assets. Prior to September 1, 2023, the Advisor received a per-Fund fee equal to an annual fee of 1.69% of each Fund's average daily net assets (excluding Growth Fund and International Fund). The Sub-Adviser of the Funds has responsibility for providing investment ideas and recommendations for the assets of the Funds, subject to the supervision of the Advisor. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Funds, the Advisor pays the Sub-Adviser a sub-advisor fee.

During the six month period ended March 31, 2026, the Advisor earned management fees in the amounts of $2,566,417, $936,620, $1,475,185, $2,078,112, $906,426 and $311,449 for the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, Active All Cap Fund, Growth Fund and International Fund, respectively. At March 31, 2026, $439,897, $157,342, $264,088, $361,954, $177,142 and $61,752, was due to the Advisor from Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, Active All Cap Fund, Growth Fund and International Fund, respectively.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows each Fund to pay distribution and other fees (“Rule 12b-1 Fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by the Distributor or other service providers. The Plan permits the Funds to pay the Rule 12b-1 Fees as compensation for services and expenses in connection with the distribution of each Fund’s shares. The Distributor must authorize all payments made under the plan and may pay any or all amounts received under the Plan to other persons for any distribution, promotional or shareholder support services. Up to 0.25% of the Rule 12b-1 Fee may be characterized as a shareholder servicing fee. Each Fund pays an annual Rule 12b-1 Fee up to 0.25% of its average daily net assets. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

During the six month period ended March 31, 2026, there was $396,052, $144,540, $227,652, $320,696, $139,880 and $48,063 of 12b-1 fees incurred by the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, Active All Cap Fund, Growth Fund and International Fund, respectively. As of March 31, 2026, the Funds had an accrued liability of $286,838, $104,824, $161,322, $203,831, $96,412 and $31,528 for the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, Active All Cap Fund, Growth Fund and International Fund, respectively, which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Neiman Funds Management LLC (“Neiman”), acts as Administrative Service Consultant to the Trust and monitors the performance of the Funds’ outside service providers (other than the Sub-Advisor which is monitored by the Advisor), assists in the review of regulatory filings, financial statement preparation, and board meeting materials pursuant to an administrative service consultant agreement. For its services Neiman Funds Management LLC receives a monthly fee from the Advisor equal to an annual rate of 0.05% of each Fund’s assets under $100 million, 0.03% of the next $100 million of each Fund’s average daily net assets, and 0.02% of the average daily net assets of each Fund thereafter (subject to a minimum monthly fee of $1,000 for each Fund).

In addition, Daniel Neiman of Neiman serves as an officer, including the Chief Compliance Officer ("CCO"), of the Trust. In his capacity as the CCO of the Funds, Mr. Neiman was paid $2,000 per Fund for a total of $12,000, in CCO fees for the six month period ended March 31, 2026, by the Advisor.

The Trustees who are not interested persons of the Funds were each paid $6,000 for a total of $18,000, in Trustees fees for the six month period ended March 31, 2026, for the Funds included in this report. Under the Management Agreement, the Advisor pays these fees.

7.) INVESTMENTS
For the six month period ended March 31, 2026, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Total Return -	Small/Mid	Tactical Fixed	Active All
	Equity Fund	Cap Fund	Income Fund	Cap Fund
Purchases	$ 49,877,330	$ 22,652,215	$ 26,777,461	$ 26,516,568
Sales	$ 44,435,906	$ 10,363,610	$ -	$ -

	Growth	International
	Fund	Fund
Purchases	$ 62,653,633	$ 21,299,781
Sales	$ 10,605,841	$ 4,558,064

There were no purchases or sales of U.S. Government obligations.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended (“1940 Act”). As of March 31, 2026, Charles Schwab, National Financial Services, LLC (“NFS”), and Pershing, LLC, each held for the benefit of its customers, accounts in excess of 25% of the voting shares of each fund noted below. The Funds do not know whether any underlying accounts of Charles Schwab, NFS or Pershing, LLC, owned or controlled 25% or more of the voting securities of each Fund.

	Charles Schwab	NFS	Pershing, LLC
Total Return - Equity Fund	27.90%	41.81%	28.43%
Small/Mid Cap Fund	32.03%	39.03%	26.27%
Tactical Fixed Income Fund	*	42.73%	30.72%
Active All Cap Fund	25.96%	41.94%	26.91%
Growth Fund	25.33%	44.35%	25.61%
International Fund	26.71%	41.80%	27.37%

* Less than 25%

9.) TAX MATTERS
For federal income tax purposes, at March 31, 2026 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Total Return -	Small Mid	Tactical Fixed	Active All
	Equity Fund	Cap Fund	Income Fund	Cap Fund
Cost of Investments	$ 240,202,029	$ 99,140,736	$ 193,612,593	$ 220,016,675

Gross Unrealized Appreciation	$ 81,968,141	$ 28,348,282	$ 2,900,518	$ 42,535,730
Gross Unrealized Depreciation	(6,239,201)	(13,293,956)	(1,742,919)	(1,283,456)
Net Unrealized Appreciation
(Depreciation) on Investments	$ 75,728,940	$ 15,054,326	$ 1,157,599	$ 41,252,274

	Growth	International
	Fund	Fund
Cost of Investments	$ 130,747,589	$ 45,151,421

Gross Unrealized Appreciation	$ 5,347,355	$ 4,793,996
Gross Unrealized Depreciation	(5,204,673)	(3,929,002)
Net Unrealized Appreciation
(Depreciation) on Investments	$ 142,682	$ 864,994

The tax character of distributions were as follows:

Total Return - Equity Fund
	Six Months Ended		Fiscal Year Ended
	March 31, 2026		September 30, 2025

Ordinary Income	$ -		$ 89,678
Long-term Capital Gain	-		-
	$ -		$ 89,678

Small/Mid Cap Fund
	Six Months Ended		Fiscal Year Ended
	March 31, 2026		September 30, 2025

Ordinary Income	$ -		$ -
Long-term Capital Gain	-		-
	$ -		$ -

Tactical Fixed Income Fund
	Six Months Ended		Fiscal Year Ended
	March 31, 2026		September 30, 2025

Ordinary Income	$ 5,473,012		$ 3,477,292
Long-term Capital Gain	-		-
	$ 5,473,012		$ 3,477,292

Active All Cap Fund
	Six Months Ended		Fiscal Year Ended
	March 31, 2026		September 30, 2025

Ordinary Income	$ -		$ 2,588
Long-term Capital Gain	666,196		-
	$ 666,196		$ 2,588

Growth Fund
	Six Months Ended		November 1, 2024*
	March 31, 2026		to September 30, 2025

Ordinary Income	$ -		$ 3,471
Long-term Capital Gain	-		-
	$ -		$ 3,471

International Fund
	Six Months Ended		November 1, 2024*
	March 31, 2026		to September 30, 2025

Ordinary Income	$ 152,448		$ -
Long-term Capital Gain	-		-
	$ 152,448		$ -

* Commencement of Operations.

10.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of March 31, 2026, Total Return - Equity Fund and Small/Mid had 27.96% and 27.07% of the value of their net assets invested in stocks within the Information Technology sector and Industrials sector respectively.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT (Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, and Active All Cap Fund)
At a meeting of the Board of Trustees held on November 11, 2025, the Board of Trustees considered the renewal of the management agreement (the "Agreement") between the Trust and AC Funds, LLC (the "Adviser"), on behalf of Advisors Capital Total Return - Equity Fund, Advisors Capital Small/Mid Cap Fund, Advisors Capital Tactical Fixed Income Fund and Advisors Capital Active All Cap Fund (the "Funds"). Legal Counsel directed the Board's attention to the memorandum provided and explained that, in consideration of the approval of the Agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Funds and their shareholders. Legal Counsel also explained that the Adviser had provided information to the Trustees necessary for evaluation of approval of the Agreement. Legal Counsel reminded the Board that the management agreements with the Adviser and Advisors Capital Growth Fund and Advisors Capital International Fund were not being renewed as they were both still within the initial two-year period.

In reviewing the Agreement, the Board of Trustees received materials from the Adviser addressing the following factors: (i) the nature, extent and quality of the services provided by the Adviser to the Funds; (ii) the investment performance of the Funds and the Adviser; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationships with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee level reflects these economies of scale for the benefit of each Fund's shareholders.

In considering the nature, extent, and quality of the services to be provided by the Adviser, the Trustees reviewed the responsibilities of the Adviser under the Agreement including a description of the services provided by the Adviser and those services delegated to the Sub-Adviser of the Funds. The Board reviewed and discussed qualifications of the personnel who perform services for the Funds, including the team of individuals that primarily monitor and execute the investment process. The Trustees also considered a certification from the Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. In reaching their conclusions, the Trustees considered that the Adviser delegates day-to-day investment decisions of the Funds to a sub-adviser and provides management and operational oversight of the Sub-Adviser. The Trustees then discussed the Adviser's compliance policies, including systems in place to monitor compliance with each Fund's investment restrictions and concluded that such practices were adequate. The Trustees also considered the coordination of services for the Funds among the Adviser and the service providers and the Adviser's interactions with the Independent Trustees; and the efforts of the Adviser to promote the Funds and grow their assets. The Trustees noted the Adviser's commitment to retain qualified personnel and to maintain its resources and systems to serve the Funds. The Trustees acknowledged that the Adviser reported no material compliance issues, material litigation, nor any SEC examinations since the last renewal of the Agreement. The Trustees reviewed and discussed the Adviser's Form ADV and discussed the professionalism and the overall quality of their presentation. After reviewing the foregoing information and further information in the materials provided by the Adviser, the Trustees concluded that, considering all the facts and circumstances, the nature, extent, and quality of the services to be provided by the Adviser were satisfactory and adequate for the Funds.

As to the performance of the Funds, a report included information regarding the performance of each Fund compared to a group of funds of similar style and objective as represented by the relevant Morningstar category (“Peer Group”). Performance data was through the period ended September 30, 2025. A report also included comparative performance information for comparable major indexes. The Trustees noted that the Adviser delegated investment selection to the Sub-Adviser such that the Sub-Adviser is responsible for each Fund's performance, but the Board agreed to address performance with the Adviser.

The Board reviewed each Fund's performance in relation to the applicable Fund's Peer Group average, Morningstar category average and the comparative index for certain periods for each Fund, as detailed in the Report. The Trustees discussed with representatives of the Adviser the factors underlying the performance of the Funds over the one-year and since-inception periods, noting the relative performance of each Fund over the trailing one-year and since-inception periods. The Trustees observed that the Total Return - Equity Fund performed well on an absolute basis but underperformed its benchmark Index and category average for the one-period and since-inception periods. The Trustees acknowledged that the Total Return - Equity Fund invests at least 80% of its assets in dividend-paying common stock of U.S. companies, seeks total returns of income and long-term capital appreciation, and typically maintains a dividend yield greater than the S&P 500. The Trustees noted that the Adviser had explained that as result of these investment restrictions, the Fund was unable to invest in a number of the top performing companies which hindered performance compared to the benchmark index. The Trustees turned to the Small/Mid Cap Fund, noting that the Fund outperformed its benchmark index and category average for the one-year period. The Trustees observed that the Fund trailed the benchmark index for the since inception period but outperformed the category average. The Trustees noted that the Small/Mid Cap Fund had changed its benchmark index to the S&P 500 to align with regulatory requirements and acknowledged that large and mega cap companies have generally driven the S&P 500 performance since the Fund's inception. The Trustees agreed that they believed the Sub-Adviser should maintain the focus of its strategy in pursuit of long-term returns. The Trustees noted that the Tactical Fixed Income Fund slightly underperformed its benchmark Index and category average for the trailing one-year and since-inception periods. The Trustees noted that the Adviser changed the Tactical Fixed Income Fund's benchmark index to the Bloomberg US Intermediate Corporate Bond Index. The Trustees acknowledged that the Adviser explained the underperformance was largely due to issues with short-term duration bonds in the Fund's portfolio. After further discussion, the Trustees agreed that the Sub-Adviser should maintain the focus of its strategy in pursuit of long-term returns. The Trustees observed that the Active All Cap Fund had favorable absolute performance over the one-year and since inception periods. The Trustees noted that the Active All Cap Fund slightly trailed the S&P 500 benchmark index and category average for the one-year and since inception periods but significantly outperformed the S&P 500 Equal Weighted Index over the same periods. The Trustees expressed satisfaction with the Fund's absolute performance during its fiscal year, concluding that the Fund was performing as designed. The Trustees then compared that performance of the Funds to the other accounts of the Sub-Adviser that follow a somewhat similar strategy. The Trustees noted that the lesser regulatory burdens on the other accounts makes a performance comparison tenuous. The Trustees noted the Adviser's explanations, on behalf of the Sub-Adviser, for the recent and longer-term performance of each Fund and concluded, after careful review of the investment process that each Fund's performance was consistent with its strategy and performance was acceptable.

With regard to the cost of the services provided and the profits to be realized by the Adviser from the relationship with the Funds, the Trustees noted that the Adviser was responsible under the Agreement for paying most of the operating expenses of the Funds under a quasi-unitary fee structure that limits operating expenses. After further discussion, the Trustees concluded that the Adviser had sufficient financial resources to honor its fee commitment based on the current and projected asset sizes of the Funds. The Trustees observed that the Adviser earned a small profit from advising each of the Fund's under the Agreement. The Trustees then discussed the Adviser's financial condition and found it satisfactory, acknowledging the strong operating efficiencies of the Sub-Adviser. The Trustees reviewed the fee split between the Adviser and Sub-Adviser in relation to the responsibilities of each. After further discussion the trustees agreed that excessive profitably was not a concern at this time.

Turning to the level of fees, the Trustees reviewed the management fee of each Fund compared to its respective Morningstar category and noted that the management fee was above both the category average management fees for each of the Funds. The Trustees acknowledged that the Adviser was responsible under the Agreement for paying most of the operating expenses of the Funds under a quasi-unitary fee structure, and thus the comparison to a traditional mutual fund management fee structure was not completely informative. The Trustees observed that, while the fees for each Fund were higher than the category averages, they appeared reasonable when compared to the range of fees and expenses, highlighting that Total Return - Equity Fund and Active All Cap Fund were both below the high for category while Small/Mid Cap Fund and Tactical Fixed Income were slightly above the range. The Trustees note that the total expenses of Small/Mid Cap Fund and Tactical Fixed Income were below the high for the respective category, which is a more informative comparison since the Adviser bears almost all Fund expenses. The Trustees commented that the Sub-Adviser collected lower management fees from separately managed accounts ("SMAs") that mirror the Funds' investment strategies but acknowledged that SMAs have fewer regulatory requirements and management requirements than mutual funds which informs the lower SMA management fees. The Trustees also noted that total expenses for each Fund were within the range of reasonable fees as compared to the respective category.

The Trustees discussed and considered information regarding whether they believed the Funds had reached the sizes that the Adviser benefited from economies of scale. The Trustees discussed whether the Funds had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Board considered the increased assets in the Funds and discussed whether the Funds' shareholders experienced benefits from the fact that the Adviser was obligated to pay certain of the Funds' operating expenses. After further discussion the Trustees agreed that, at current asset levels, the fees were reasonable, and the quasi-unitary fee structure indirectly provided the benefits of economies of scale to shareholders despite the relatively small size of the Funds. The Trustees agreed that as the Funds continued to grow, they would revisit the issue and that the Adviser had stated it would consider further reductions and limitations of each Fund's management fee as assets increased.

It was the Board's consensus (including a majority of the Independent Trustees) that the fees to be paid to the Adviser pursuant to the Agreement are reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the renewal of the Agreement was in the best interest of each Fund's shareholders.

RENEWAL OF SUB-ADVISORY AGREEMENT (Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, and Active All Cap Fund)

At a meeting of the Board of Trustees held on November 11, 2025, the Board of Trustees considered the approval of the continuation of the sub-advisory agreement (the "Sub-Advisory Agreement") between the Adviser and the Sub-Adviser, with respect to the Advisors Capital Total Return - Equity Fund, Advisors Capital Small/Mid Cap Fund, Advisors Capital Tactical Fixed Income Fund, and Advisors Capital Active All Cap Fund (the "Funds"). He reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the approval of the Sub-Advisory Agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to each Fund and its shareholders. Legal Counsel reminded the Board that with respect to the Sub-Advisory Agreement, the Board should consider whether the split of fees between the Adviser and Sub-Adviser is fair or balanced based on their respective duties.

In reviewing the continuation of the Agreement, the Board of Trustees received materials from the Sub-Adviser addressing the following factors: (i) the investment performance of the Sub-Adviser; (ii) the nature, extent and quality of the services provided by the Sub-Adviser to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Sub-Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Trustees reviewed the background and investment management experience of the Sub-Adviser's professional staff, the firm's history, and financial industry experience. The Trustees reviewed the performance of the Funds and found them satisfactory, noting that they had discussed each Fund's performance in depth when discussing the renewal of the advisory agreement. The Trustees reviewed the investment strategy the Sub-Adviser uses in managing each Fund and discussed the investment advisory services rendered by the Sub-Adviser to each Fund. They observed that these services included investment decisions and trade executions, conducted by a team of portfolio managers. As for the nature, extent and quality of the services provided by the Sub-Adviser, the Trustees analyzed the Sub-Adviser's experience and capabilities. The Board reviewed and discussed with the Sub-Adviser's Form ADV and reviewed the information provided to the Board regarding the investment personnel of the Sub-Adviser. The Trustees also considered a certification from the Sub-Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. The Trustees then reviewed the Sub-Adviser's financial information and discussed the firm's ability to meet its obligations under the Agreement, expressing satisfaction with its operational efficiencies. The Trustees concluded that the nature and extent of the services provided by the Sub-Adviser were consistent with their expectations and that the Sub-Adviser has the resources to continue to provide quality services to each Fund.

The Board then considered fees charged to Sub-Adviser clients with investment strategies similar to those employed for the Funds. The Trustees noted that while other client fees were lower they were not genuinely comparable because of the lower regulatory burden for such client accounts when compared to the Funds as well as the portfolio management burden imposed by the daily shareholder activity. As to the cost of the services to be provided and the profits to be realized by the Sub-Adviser, the Trustees observed that the Sub-Adviser earned a reasonable profit from sub-advising each Fund. The Trustees then discussed the Sub-Adviser's financial condition and found it satisfactory.

Turning to the level of sub-adviser fees, the Adviser has contractually agreed to pay the Sub-Adviser a per-Fund fee equal to an annual fee of 1.00% of each Fund's average daily net assets up to $25 million, 1.25% of each Fund's average daily net assets over $25 million and up to $2 billion, 1.20% of each Fund's average daily net assets over $2 billion. Legal counsel noted the breakpoints favor the Sub-Adviser and would slightly improve the Sub-Adviser's profitability with no effect to shareholders. The Trustees noted that the Sub-Adviser intends to consider the breakpoints in its fees as the Funds grow. The Trustees reviewed and accepted this payment schedule as a reasonable fee split between the Adviser and Sub-Adviser based on their relative responsibilities.

As for economies of scale, the Trustees discussed and considered information regarding whether economies of scale had been realized with respect to the management of the Funds, whether the Funds had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees noted that, as the Funds' assets increase, they will revisit the economies of scale, acknowledging that the economies of scale issue largely resides at the Adviser level. The Trustees agreed that, at current asset levels, they did not see any immediate need for further fee concessions from the Adviser to the Sub-Adviser.

It was the Board's consensus (including a majority of the independent Trustees) that the fee to be paid to Sub-Adviser pursuant to the Sub-Advisory Agreement was reasonable, that the overall arrangement provided under the terms of the Sub-Advisory Agreement was a reasonable business arrangement, and that the approval of continuation of the Sub-Advisory Agreement was in the best interest of each Fund's shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics. Not Applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/ Daniel Neiman
Daniel Neiman
President

Date: 5/28/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel Neiman
Daniel Neiman
President (Principal Executive Officer)

Date: 5/28/2026

By: /s/ Daniel Neiman
Daniel Neiman
Chief Financial Officer (Principal Financial Officer)

Date: 5/28/2026